SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Business Acquisition [Line Items]
Dividend to redeemable non-controlling interests	$ 0	$ 0	$ 1,935
Write-off of inventory	$ 21	$ 95	$ 29
Number of shares excluded from calculation of diluted earnings (loss) per share	554,916	610,083	789,440
Stock-based compensation	$ 93	$ 155	$ 231
Tax expenses related to uncertainties in income taxes	993	126	312
Accrued severance pay for former Chairman of Board	330
Advertising expense	152	107	43
Purchase of redeemable non-controlling interest	0	0	1,891
Remaining performance obligations	$ 9,500
Recognizing Remaining performance obligations in 2022, percentage	25.00%
Increase decrease in unbilled accounts receivables	$ 400
Unbilled accounts receivable	350	26
Increase decrease in unbilled accounts receivable billings	400
Increase decrease in customer advances and deferred revenues	200
Customer Advances And Deferred Revenues	4,600	4,800
Increase decrease in unearned amounts	4,000
Amount of recognized revenues from customer advances and deferred revenues	4,000
Amount Of Exchange Rate In Customer Advances And Deferred Revenues	$ 200
Research and development costs capitalized		$ 13	$ 59
Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage				51.00%
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%
Acquired interest (as a percent)	45.00%		45.00%
Purchase of redeemable non-controlling interest	$ 1,891		$ 1,891
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	8,836
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	$ 6,216
Local partner [Member] | Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage				49.00%